Acquisitions - Additional Information (Detail) (USD $)	3 Months Ended	1 Months Ended	3 Months Ended	1 Months Ended			1 Months Ended
	Mar. 31, 2013	Mar. 31, 2013 iTRACS Corporation [Member]	Mar. 31, 2013 iTRACS Corporation [Member]	Apr. 30, 2014 iTRACS Corporation [Member] Subsequent Event [Member]	Jul. 31, 2013 Redwood Systems Inc [Member]	Mar. 31, 2014 Redwood Systems Inc [Member]	Jul. 31, 2013 Redwood Systems Inc [Member] Maximum [Member]	Jul. 31, 2013 Redwood Systems Inc [Member] Contingent Net Revenues Agreement [Member] Maximum [Member]
Business Acquisition [Line Items]
Cash paid for acquired assets and assumed liabilities	$ 34,000,000	$ 34,000,000	$ 34,000,000		$ 9,800,000
Amount of purchase price returned as per the agreement				4,700,000
Estimated fair value					12,400,000	7,700,000
Additional consideration paid								37,250,000
Net sales target							55,000,000
Retention payments for employees							$ 11,750,000